UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04980

TCW Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Patrick W. Dennis, Esq.

Vice President and Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1.	Report to Shareholders.

JUNE 30

SEMI-ANNUAL

R E P O R T

TCW Strategic Income Fund, Inc.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Shareholder:

TCW is pleased to present the 2018 semi-annual report for the TCW Strategic Income Fund (“TSI” or the “Fund”). TSI is a multi-asset class closed-end fund managed by TCW Investment Management Company and is listed on the New York Stock Exchange under the ticker TSI. For the first half of 2018, the shareholders of the Fund realized a negative 4.14% return while the Fund’s net asset value (i.e., returns of the underlying assets) increased by 0.96% versus the TSI Custom Index gain of 0.70%. Although the underlying assets outperformed the index, the Fund’s year-to-date price based return was lower than the NAV based return due to an increase in the discount between NAV and share price from 0.68% at the beginning of the year to 5.83% by June 30, 2018. Annualized price based performance over most longer periods remained well ahead of the Fund’s benchmark.

In the first two quarters of 2018, the Fund paid quarterly dividends of 6.65 cents per share in the first quarter and 6.98 cents per share in the second quarter, i.e., an annualized rate of approximately 27 cents per share, contributing to a realized 12-month trailing yield of 6.21%. Of course, since yield is a function of a number of parameters, the go-forward yield of TSI will likely differ from the trailing figure.

Fund Performance

Annualized Total Return as of June 30, 2018
	YTD	1 Year	3 Year	5 Year	10 Year	Since 3/1/06(2)	Since 3/5/87(3)
Price Based Return	-4.14%	+3.36%	+7.42%	+5.03%	+13.66%	+10.31%	+8.18%
NAV Based Return	+0.96%	+3.94%	+4.25%	+5.30%	+12.31%	+9.19%	+8.53%
Custom Benchmark(1)	+0.70%	+4.37%	+5.06%	+5.84%	+6.61%	+6.18%	N/A

(1)

Custom Benchmark Index: 15% S&P 500 with Income, 15% Merrill Lynch Convertible Index, 45% Barclays Capital Aggregate Bond Index, 25% Citi High Yield Cash Pay Index. Past performance is no guarantee of future results. Current performance may be lower or higher than that quoted. The market value and net asset value of the Fund’s shares will fluctuate with market conditions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions. You should not draw any conclusions about the Fund’s performance from the amount of the quarterly distribution or from the terms of the Fund’s distribution policy.

(2)	The date on which the Fund’s investment objective changed to a multi-asset class fund. Prior to this date, the Fund primarily invested in convertible securities.
(3)	Inception date of the Fund.

Management Commentary

At over nine years, this span of recovery and expansion is the second longest in history, extending well beyond the typical timeframe. Notwithstanding its considerable length, this cycle shares many characteristics (namely high debt levels and limited excess capacity) with those of the past, suggesting that we are much closer to the end than the beginning. While the specific catalyst that will bring on the end of the cycle is always difficult to predict, there is no shortage of candidates that alone or, more likely, in combination, will be the culprit. Looking forward to the second half of 2018, the risks, in combination with relatively full valuations, make many markets vulnerable to downside repricing.

TCW manages the portfolio of securities according to a full cycle discipline. Effectively, this means that our management style opportunistically increases the level of risk taking with respect to the assets in the early years of an asset price/credit cycle. In the latter stages of the cycle, our proclivity is to reduce risk, which naturally also has the tendency to pull down the overall yield of the portfolio. TCW does judge the cycle to be in its later stages and hence the portfolio has been actively de-risked across a number of different dimensions. Of course, price volatility can never be eliminated nor can the future be judged with any certainty. That said, management’s efforts to de-risk the portfolio, while causing portfolio yield to remain modest, also have the effect of somewhat mitigating the impact of market de-leveraging events.

Our belief that the cycle has entered a late stage is predicated on a number of observations that indicate tighter financial conditions:

1.	High and rising leverage within the corporate debt sector

2.	Worsening loss and delinquency trends within consumer credit, especially in the auto and credit card lending arenas

3.	A flattening trend in terms of bank commercial & industrial lending

4.	An active Fed that has been increasing rates and decreasing stimulus, with other central banks likely to follow

5.	Cycle tightening in terms of the “flatness” of the yield curve, i.e., a narrowing of the yield between longer dated and shorter dated debt securities

The Fund remains committed to a disciplined, value-based approach, reflected in a focus on higher quality, better-collateralized areas of the market. Securitized products remain an emphasis and positioning favors higher quality, more senior issues. Non-agency Mortgage-Backed Securities (MBS) remains one of the more attractive opportunities in fixed income given the defensive nature of an asset that continues to de-lever. However, improved pricing within the sector has also informed a decline in weighting, even while the sector is still relatively attractive. We believe agency MBS offers many positive attributes including high quality, liquidity, and some yield premium versus Treasuries, but also faces the significant potential headwind of slackening demand as the Fed reduces its holdings of the bonds. Among Commercial MBS (CMBS), exposure is skewed towards agency-backed as well as seasoned non-agency issues at the top of the capital structure and single asset single borrower deals to avoid the underwriting challenges faced by current vintage non-agency CMBS. Consistent with this defensive posture, the Fund’s Asset-Backed Securities (ABS) allocation favors more robust structures such as federally guaranteed student loans and AAA-rated Collateralized Loan Obligations (CLO) that offer value. With wariness of embedded risks in the corporate credit market, the Fund emphasizes more defensive sectors better equipped to withstand volatility, while building ample liquidity to take advantage of opportunities that arise in such environments, including high yield and emerging market debt.

Portfolio Positioning

SECTOR ALLOCATION

MBS ALLOCATION

MM -	Money Market Investments
CB -	Corporate Bonds
ST -	Short Term Investments
MUNI -	Municipal Bonds

Modest leverage can be utilized by the TSI Fund through a Line of Credit facility, though the Fund does not currently use any of the available $70 million commitment. Leverage may return to the Fund when market opportunity is more abundant and management deems the use of leverage is accretive to returns.

We greatly appreciate your investment in the Fund and your continuing support of TCW. If you have any additional questions or comments, we invite you to visit our web site at www.tcw.com or contact our shareholder services department at 1-866-227-8179, or contact@tcw.com.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

The views expressed in this report reflect those of the Fund’s Advisor as of the date this is written and may not reflect its views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change. To the extent this report contains forward looking statements, unforeseen circumstances may cause actual results to differ materially from the views expressed as of the date this is written.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited)	June 30, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 97.2% of Net Assets
ASSET-BACKED SECURITIES — 11.3%
321 Henderson Receivables LLC (17-1A-A)
3.99% (1)	08/16/60	$250,163	$250,483
A Voce CLO, Ltd. (14-1A-A1R)
3.51% (3 mo. USD LIBOR + 1.160%) (1),(2)	07/15/26	1,400,000	1,401,642
AMMC CLO (16-19A-A)
3.85% (3 mo. USD LIBOR + 1.500%) (1),(2)	10/15/28	1,370,000	1,373,602
AMUR Finance I LLC (13-1)
10.00% (3)	01/25/22	777,891	264,476
AMUR Finance I LLC (13-2)
10.00% (3)	03/20/24	529,571	185,345
Babson CLO, Ltd. (13-IA-AR)
3.16% (3 mo. USD LIBOR + 0.800%) (1),(2)	01/20/28	640,000	639,029
Barings CLO, Ltd. (18-3A-A1)
3.02% (1),(4)	07/20/29	675,000	675,000
Bayview Commercial Asset Trust (03-2-A)
2.96% (1 mo. USD LIBOR + 0.870%) (1),(2)	12/25/33	546,748	527,567
Bayview Commercial Asset Trust (04-1-A)
2.63% (1 mo. USD LIBOR + 0.540%) (1),(2)	04/25/34	445,566	440,777
Bayview Commercial Asset Trust (04-2-A)
2.52% (1 mo. USD LIBOR + 0.645%) (1),(2)	08/25/34	456,359	448,310
Bayview Commercial Asset Trust (04-3-A1)
2.46% (1 mo. USD LIBOR + 0.370%) (1),(2)	01/25/35	234,393	231,797
Brazos Higher Education Authority, Inc. (10-1-A2)
3.53% (3 mo. USD LIBOR + 1.200%) (2)	02/25/35	2,200,000	2,262,977
CIT Education Loan Trust (07-1-A)
2.43% (3 mo. USD LIBOR + 0.090%) (1),(2)	03/25/42	787,529	763,685
Education Loan Asset-Backed Trust I (13-1-A2)
2.89% (1 mo. USD LIBOR + 0.800%) (1),(2)	04/26/32	1,260,000	1,267,252
EFS Volunteer No 2 LLC (12-1-A2)
3.44% (1 mo. USD LIBOR + 1.350%) (1),(2)	03/25/36	1,500,000	1,527,414
GCO Education Loan Funding Master Trust II (06-2AR-A1RN)
2.55% (1 mo. USD LIBOR + 0.650%) (1),(2)	08/27/46	2,132,794	2,103,310
Global SC Finance SRL (14-1A-A2)
3.09% (1)	07/17/29	264,625	257,453
Goal Capital Funding Trust (06-1-B)
2.78% (3 mo. USD LIBOR + 0.450%) (2)	08/25/42	278,222	261,632

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Higher Education Funding I (14-1-A)
3.38% (3 mo. USD LIBOR + 1.050%) (1),(2)	05/25/34	$518,200	$521,277
LCM XXI LP (21A-AR)
3.24% (1),(4)	04/20/28	1,100,000	1,099,155
Magnetite VII, Ltd. (12-7A-A1R2)
3.15% (1),(4)	01/15/28	410,000	408,313
Nelnet Student Loan Trust (14-4A-A2)
3.04% (1 mo. USD LIBOR + 0.950%) (1),(2)	11/25/48	575,000	582,734
North Carolina State Education Assistance Authority (11-1-A3)
3.26% (3 mo. USD LIBOR + 0.900%) (2)	10/25/41	2,137,140	2,158,102
Scholar Funding Trust (12-B-A2)
3.20% (1 mo. USD LIBOR + 1.100%) (1),(2)	03/28/46	839,580	847,074
SLC Student Loan Trust (04-1-B)
2.63% (3 mo. USD LIBOR + 0.290%) (2)	08/15/31	388,296	367,534
SLC Student Loan Trust (06-1-B)
2.55% (3 mo. USD LIBOR + 0.210%) (2)	03/15/55	490,320	466,190
SLM Student Loan Trust (04-2-B)
2.83% (3 mo. USD LIBOR + 0.470%) (2)	07/25/39	419,189	401,342
SLM Student Loan Trust (05-9-B)
2.66% (3 mo. USD LIBOR + 0.300%) (2)	01/25/41	501,908	479,892
SLM Student Loan Trust (06-2-A6)
2.53% (3 mo. USD LIBOR + 0.170%) (2)	01/25/41	1,400,000	1,369,198
SLM Student Loan Trust (06-8-A6)
2.52% (3 mo. USD LIBOR + 0.160%) (2)	01/25/41	1,400,000	1,364,704
SLM Student Loan Trust (07-6-B)
3.21% (3 mo. USD LIBOR + 0.850%) (2)	04/27/43	156,003	152,762
SLM Student Loan Trust (07-7-B)
3.11% (3 mo. USD LIBOR + 0.750%) (2)	10/27/70	150,000	142,402
SLM Student Loan Trust (08-2-B)
3.56% (3 mo. USD LIBOR + 1.200%) (2)	01/25/83	225,000	216,787
SLM Student Loan Trust (08-3-B)
3.56% (3 mo. USD LIBOR + 1.200%) (2)	04/26/83	225,000	220,494
SLM Student Loan Trust (08-4-B)
4.21% (3 mo. USD LIBOR + 1.850%) (2)	04/25/73	480,000	481,755
SLM Student Loan Trust (08-5-B)
4.21% (3 mo. USD LIBOR + 1.850%) (2)	07/25/73	225,000	231,923

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust (08-6-B)
4.21% (3 mo. USD LIBOR + 1.850%) (2)	07/26/83	$225,000	$230,543
SLM Student Loan Trust (08-7-B)
4.21% (3 mo. USD LIBOR + 1.850%) (2)	07/26/83	270,000	275,851
SLM Student Loan Trust (08-8-B)
4.61% (3 mo. USD LIBOR + 2.250%) (2)	10/25/75	225,000	237,012
SLM Student Loan Trust (08-9-B)
4.61% (3 mo. USD LIBOR + 2.250%) (2)	10/25/83	225,000	234,633
Structured Receivables Finance LLC (10-A-B)
7.61% (1)	01/16/46	669,752	756,278
Structured Receivables Finance LLC (10-B-B)
7.97% (1)	08/15/36	396,365	448,045
Student Loan Consolidation Center (02-2-B2)
0.00% (28 day Auction Rate) (1),(2),(5)	07/01/42	1,400,000	1,116,667
Vermont Student Assistance Corp. (12-1-A)
2.67% (1 mo. USD LIBOR + 0.70%) (2)	07/28/34	286,642	287,683
Voya CLO, Ltd. (15-2A-A)
3.76% (3 mo. USD LIBOR + 1.400%) (1),(2)	07/23/27	1,405,000	1,408,753

Total Asset-backed Securities
(Cost: $31,056,433)			31,388,854

MORTGAGE-BACKED SECURITIES — 53.2%
Commercial Mortgage-Backed Securities — Agency — 4.7%
Fannie Mae, Pool #AN9163
3.49%	05/01/30	1,000,000	993,590
Fannie Mae, Pool #AN6168
3.13%	07/01/32	550,000	519,072
Fannie Mae, Pool # AN9420
3.77% (6)	07/25/33	830,000	843,131
Fannie Mae, Pool # AN9619
3.77% (6)	07/25/43	650,000	658,658
Fannie Mae (11-M5-A2) (ACES)(I/O)
1.23% (4)	07/25/21	7,075,307	201,876
Fannie Mae (12-M11-FA) (ACES)
2.45% (1 mo. USD LIBOR + 0.500%) (2)	08/25/19	246,769	246,647
Fannie Mae (12-M14-X2) (I/O)
0.57% (4)	09/25/22	12,796,462	203,310
Fannie Mae (16-M11-AL)
2.94%	07/25/39	1,116,508	1,083,706
Fannie Mae (16-M11-X2) (I/O)
2.73% (4)	07/25/39	6,489,701	360,158
Fannie Mae (16-M4-X2) (I/O)
2.68% (4)	01/25/39	1,984,959	176,413

Issues	Maturity Date	Principal Amount	Value
Commercial Mortgage-Backed Securities — Agency (Continued)
Freddie Mac (Q004-A2H)
2.71% (4)	01/25/21	$1,163,184	$1,164,593
Freddie Mac Multifamily Structured Pass-Through Certificates (J19F-A2)
3.50%	01/25/23	1,500,000	1,527,058
Freddie Mac Multifamily Structured Pass-Through Certificates (K015-X3) (I/O)
2.90% (4)	08/25/39	4,000,000	323,936
Freddie Mac Multifamily Structured Pass-Through Certificates (K021-X3) (I/O)
2.04% (4)	07/25/40	2,500,000	186,231
Freddie Mac Multifamily Structured Pass-Through Certificates (K022-X3) (I/O)
1.87% (4)	08/25/40	2,500,000	171,413
Freddie Mac Multifamily Structured Pass-Through Certificates (KP01-X) (I/O)
3.52% (4)	01/25/19	294,651	2,177
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O)
0.78% (4)	09/25/25	12,000,000	512,849
Freddie Mac Multifamily Structured Pass-Through Certificates (Q006-APT1)
2.54% (4)	07/25/26	1,584,573	1,605,699
Ginnie Mae (08-92-E)
5.56% (4)	03/16/44	836,220	850,389
Ginnie Mae (09-114-IO) (I/O)
0.00% (4),(5)	10/16/49	8,685,442	39,219
Ginnie Mae (11-10-IO) (I/O)
0.06% (4)	12/16/45	16,536,639	124,190
Ginnie Mae (11-105-IO) (I/O)
0.00% (4),(5)	09/16/51	11,081,081	92,305
Ginnie Mae (11-152-IO) (I/O)
0.43% (4)	08/16/51	4,524,595	65,021
Ginnie Mae (11-42-IO) (I/O)
0.00% (4),(5)	08/16/50	17,438,187	147,527
Ginnie Mae (12-4-IO) (I/O)
0.22% (4)	05/16/52	15,602,246	207,093
Ginnie Mae (14-103-IO) (I/O)
0.62% (4)	05/16/55	6,504,291	236,895
Ginnie Mae (14-125-IO) (I/O)
0.97% (4)	11/16/54	6,598,270	437,662
Ginnie Mae (14-88-IE) (I/O)
0.33% (4)	03/16/55	8,326,125	217,160
Ginnie Mae (16-22-IX) (I/O)
1.39% (4)	06/16/38	545,217	50,306

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $14,685,816)			13,248,284

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2018

Issues	Maturity Date	Principal Amount	Value
Commercial Mortgage-Backed Securities — Non-Agency — 3.7%
Banc of America Commercial Mortgage Trust (07-5-AJ)
6.27% (4)	02/10/51	$608,408	$623,947
CGRBS Commercial Mortgage Trust (13-VN05-A)
3.37% (1)	03/13/35	290,000	289,793
Citigroup Commercial Mortgage Trust (12-GC8-XA) (I/O)
1.97% (1),(3),(4),(7)	09/10/45	3,590,384	207,992
COMM Mortgage Trust (13-CR12-XA) (I/O)
1.43% (3),(4)	10/10/46	4,368,643	193,856
Credit Suisse Commercial Mortgage Trust (07-C2-AJ)
5.75% (4)	01/15/49	605,917	616,142
Four Times Square Trust Commercial Mortgage Pass-Through Certificates (06-4TS-A)
5.40% (1)	12/13/28	265,176	278,012
Four Times Square Trust Commercial Mortgage Pass-Through Certificates (06-4TS-X) (I/O)
0.36% (1),(3),(4),(7)	12/13/28	53,208,805	298,028
GS Mortgage Securities Corp. Trust (12-ALOH-A)
3.55% (1)	04/10/34	275,000	277,376
GS Mortgage Securities Corp. Trust (12-SHOP-A)
2.93% (1)	06/05/31	270,000	270,359
GS Mortgage Securities Corp. Trust (12-SHOP-XA) (I/O)
1.44% (1),(3),(4),(7)	06/05/31	46,648,407	419,934
GS Mortgage Securities Corp. Trust (17-GPTX-XCP) (I/O)
0.91% (1),(3),(4)	05/10/34	11,500,000	170,846
GS Mortgage Securities Trust (11-GC3-X) (I/O)
0.82% (1),(3),(4)	03/10/44	16,722,877	247,545
GS Mortgage Securities Trust (12-GC6-XB) (I/O)
0.26% (1),(3),(4),(7)	01/10/45	17,397,372	128,137
Irvine Core Office Trust (13-IRV-A1)
2.07% (1)	05/15/48	263,952	257,104
JPMorgan Chase Commercial Mortgage Securities Trust (09-IWST-XA) (I/O)
2.11% (1),(3),(4),(7)	12/05/27	11,968,510	301,922
JPMorgan Chase Commercial Mortgage Securities Trust (10-CNTR-A2)
4.31% (1)	08/05/32	172,172	175,306
JPMorgan Chase Commercial Mortgage Securities Trust (12-HSBC-A)
3.09% (1)	07/05/32	274,130	272,950
JPMorgan Chase Commercial Mortgage Securities Trust (12-HSBC-XA) (I/O)
1.58% (1),(3),(4),(7)	07/05/32	4,650,417	232,834
JPMorgan Chase Commercial Mortgage Securities Trust (13-LC11-XA) (I/O)
1.42% (3),(4)	04/15/46	3,445,632	165,527
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O)
1.52% (3),(4)	02/15/46	4,030,460	207,177

Issues	Maturity Date	Principal Amount	Value
Commercial Mortgage-Backed Securities — Non-Agency (Continued)
Morgan Stanley Capital I Trust (12-C4-XA) (I/O)
2.27% (1),(3),(4),(7)	03/15/45	$5,711,640	$349,755
OBP Depositor LLC Trust (10-OBP-A)
4.65% (1)	07/15/45	255,000	261,437
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2A)
3.66% (1),(4)	01/05/43	390,000	375,930
UBS Commercial Mortgage Trust (12-C1-XA) (I/O)
2.26% (1),(3),(4),(7)	05/10/45	5,754,634	372,643
VNDO Mortgage Trust (12-6AVE-A)
3.00% (1)	11/15/30	280,000	276,331
Wachovia Bank Commercial Mortgage Trust (07-C31-AJ)
5.66% (4)	04/15/47	1,106,063	1,110,929
WFRBS Commercial Mortgage Trust (12-C8-XA) (I/O)
2.01% (1),(3),(4),(7)	08/15/45	4,746,820	287,525
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)
2.05% (1),(3),(4)	11/15/45	2,987,448	198,266
WFRBS Commercial Mortgage Trust (13-C14-XA) (I/O)
0.88% (3),(4)	06/15/46	9,035,076	268,387
WFRBS Commercial Mortgage Trust (14-C23-XA) (I/O)
0.79% (3),(4)	10/15/57	8,616,362	253,399
WFRBS Commercial Mortgage Trust (14-C24-XA) (I/O)
1.03% (3),(4)	11/15/47	6,143,530	248,935
WFRBS Commercial Mortgage Trust (14-LC14-XA) (I/O)
1.46% (3),(4)	03/15/47	13,827,390	611,168

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $11,581,673)			10,249,492

Residential Mortgage-Backed Securities — Agency — 0.9%
Fannie Mae (04-53-QV) (I/O) (I/F)
1.59% (1 mo. USD LIBOR + 7.590%) (2)	02/25/34	1,611,946	41,346
Fannie Mae (07-42-SE) (I/O) (I/F)
4.02% (-1.00 x 1 mo. USD LIBOR + 6.110%) (2)	05/25/37	159,830	16,800
Fannie Mae (07-48-SD) (I/O) (I/F)
4.01% (-1.00 x 1 mo. USD LIBOR + 6.100%) (2)	05/25/37	1,962,587	229,071
Fannie Mae (09-69-CS) (I/O) (I/F)
4.66% (-1.00 x 1 mo. USD LIBOR + 6.750%) (2)	09/25/39	356,776	51,182
Freddie Mac (1673-SD) (I/F) (PAC)
12.91% (-2.15 x T10Y + 19.391%) (2)	02/15/24	110,903	130,427
Freddie Mac (1760-ZD)
2.51% (1 x T10Y - 0.500%) (2)	02/15/24	239,471	236,823

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
Residential Mortgage-Backed Securities — Agency (Continued)
Freddie Mac (2990-JK) (I/F)
13.71% (-4.00079 x 1 mo. USD LIBOR + 22.004%) (2)	03/15/35	$181,934	$217,074
Freddie Mac (3122-SG) (I/O) (I/F) (TAC) (PAC)
3.56% (-1.00 x 1 mo. USD LIBOR + 5.630%) (2)	03/15/36	2,912,991	378,353
Freddie Mac (3239-SI) (I/O) (I/F) (PAC)
4.58% (-1.00 x 1 mo. USD LIBOR + 6.650%) (2)	11/15/36	798,607	128,170
Freddie Mac (3323-SA) (I/O) (I/F)
4.04% (-1.00 x 1 mo. USD LIBOR + 6.110%) (2)	05/15/37	229,444	24,319
Freddie Mac (3459-JS) (I/O) (I/F)
4.18% (-1.00 x 1 mo. USD LIBOR + 6.250%) (2)	06/15/38	288,387	38,662
Freddie Mac (4030-HS) (I/O) (I/F)
4.54% (-1.00 x 1 mo. USD LIBOR + 6.610%) (2)	04/15/42	1,551,538	255,970
Ginnie Mae (06-35-SA) (I/O) (I/F)
4.52% (-1.00 x 1 mo. USD LIBOR + 6.600%) (2)	07/20/36	2,257,244	304,449
Ginnie Mae (06-61-SA) (I/O) (I/F) (TAC)
2.67% (-1.00 x 1 mo. USD LIBOR + 4.750%) (2)	11/20/36	3,719,969	215,693
Ginnie Mae (08-58-TS) (I/O) (I/F) (TAC)
4.32% (-1.00 x 1 mo. USD LIBOR + 6.400%) (2)	05/20/38	2,005,594	178,147

Total Residential Mortgage-Backed Securities — Agency
(Cost: $1,680,005)			2,446,486

Residential Mortgage-Backed Securities — Non-Agency — 43.9%
ACE Securities Corp. (04-IN1-A1)
2.73% (1 mo. USD LIBOR + 0.640%) (2)	05/25/34	554,501	524,781
ACE Securities Corp. (07-ASP1-A2C)
2.35% (1 mo. USD LIBOR + 0.260%) (2)	03/25/37	1,674,673	1,078,593
Adjustable Rate Mortgage Trust (05-4-6A22)
3.87% (4)	08/25/35	901,483	572,880
Adjustable Rate Mortgage Trust (06-1-2A1)
4.10% (4)	03/25/36	607,406	505,843
Alternative Loan Trust (06-8T1-1A2) (I/O)
3.41% (1 mo. USD LIBOR + 5.500%) (2),(3)	04/25/36	7,322,658	899,929
Asset-Backed Funding Certificates (07-NC1-A2)
2.39% (1 mo. USD LIBOR + 0.300%) (1),(2)	05/25/37	1,600,000	1,550,797
Asset-Backed Securities Corp. Home Equity (06-HE1-A4)
2.39% (1 mo. USD LIBOR + 0.300%) (2)	01/25/36	1,500,000	1,435,625

Issues	Maturity Date	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (Continued)
Asset-Backed Securities Corp. Home Equity (06-HE3-A5)
2.36% (1 mo. USD LIBOR + 0.270%) (2)	03/25/36	$ 3,000,000	$2,899,874
Asset-Backed Securities Corp. Home Equity (07-HE1-A1B)
2.24% (1 mo. USD LIBOR + 0.150%) (2)	12/25/36	781,137	762,690
Banc of America Alternative Loan Trust (05-10-1CB1)
2.49% (1 mo. USD LIBOR + 0.400%) (2)	11/25/35	904,375	817,350
Banc of America Funding Corp. (15-R3-6A2)
2.13% (1),(4)	05/27/36	1,873,023	1,728,908
Banc of America Funding Trust (06-3-4A14)
6.00%	03/25/36	595,122	603,242
Banc of America Funding Trust (06-3-5A3)
5.50%	03/25/36	347,224	332,350
Banc of America Funding Trust (15-R4-2A1)
2.16% (1 mo. USD LIBOR + 0.205%) (1),(2)	02/25/37	1,288,202	1,257,728
BCAP LLC Trust (11-RR3-1A5)
3.86% (1),(4)	05/27/37	21,151	21,157
BCAP LLC Trust (11-RR3-5A3)
3.48% (1),(4)	11/27/37	402,634	403,043
Bear Stearns Adjustable Rate Mortgage Trust (03-7-9A)
3.76% (4)	10/25/33	538,109	544,260
Bear Stearns Adjustable Rate Mortgage Trust (05-9-A1)
3.52% (1 year Treasury Constant Maturity Rate + 2.300%) (2)	10/25/35	493,337	500,136
Bear Stearns Adjustable Rate Mortgage Trust (07-4-22A1)
3.78% (4)	06/25/47	1,007,624	931,137
Bear Stearns ALT-A Trust (05-3-4A3)
3.60% (4)	04/25/35	881,409	878,119
Bear Stearns Asset-Backed Securities Trust (05-AC6-1A3)
5.50% (4)	09/25/35	644,161	645,630
Bear Stearns Asset-Backed Securities Trust (06-IM1-A1)
2.32% (1 mo. USD LIBOR + 0.230%) (2)	04/25/36	416,522	486,935
Centex Home Equity Loan Trust (05-A-AF5)
5.78% (4)	01/25/35	455,990	464,765
CIM Trust (18-R2-A1)
3.69% (1),(4)	08/25/57	1,320,178	1,323,875
CIM Trust (15-4AG-A1)
3.98% (1 mo. USD LIBOR + 2.000%) (1),(2)	10/25/57	872,827	885,190
CIM Trust (17-7-A)
3.00% (1),(4)	12/25/65	1,228,431	1,227,439
CIM Trust (18-R4-A1)
4.07% (1),(4)	12/26/57	1,300,000	1,304,015

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2018

Issues	Maturity Date	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (Continued)
Citigroup Mortgage Loan Trust, Inc. (05-11-A2A)
3.63% (1 year Treasury Constant Maturity Rate + 2.400%) (2)	10/25/35	$487,329	$504,498
Citigroup Mortgage Loan Trust, Inc. (05-8-1A1A)
3.79% (4)	10/25/35	1,406,078	1,347,085
Citigroup Mortgage Loan Trust, Inc. (06-WFH3-A4)
2.33% (1 mo. USD LIBOR + 0.240%) (2)	10/25/36	27,449	27,515
Citigroup Mortgage Loan Trust, Inc. (14-10-2A2)
2.21% (1 mo. USD LIBOR + 0.250%) (1),(2)	07/25/37	2,095,794	2,019,973
CitiMortgage Alternative Loan Trust (06-A3-1A7)
6.00%	07/25/36	1,120,666	1,071,360
CitiMortgage Alternative Loan Trust (06-A5-1A8)
6.00%	10/25/36	624,138	608,009
COLT Mortgage Loan Trust (16-1-A1)
3.00% (1)	05/25/46	391,341	392,405
Conseco Finance Securitizations Corp. (01-4-A4)
7.36% (4)	08/01/32	99,688	102,831
Conseco Finance Securitizations Corp. (99-6-A1)
7.36% (1),(4)	06/01/30	1,655,679	1,120,876
Conseco Financial Corp. (96-6-M1)
7.95% (4)	09/15/27	300,371	324,393
Conseco Financial Corp. (96-7-M1)
7.70% (4)	09/15/26	1,068,891	1,154,168
Conseco Financial Corp. (98-3-A6)
6.76% (4)	03/01/30	221,853	234,173
Conseco Financial Corp. (98-4-A5)
6.18%	04/01/30	283,962	298,111
Conseco Financial Corp. (98-4-A6)
6.53% (4)	04/01/30	242,824	257,362
Conseco Financial Corp. (98-4-A7)
6.87% (4)	04/01/30	257,121	274,174
Countryplace Manufactured Housing Contract Trust (07-1-A4)
5.85% (1),(4)	07/15/37	1,003,666	1,020,311
Countrywide Alternative Loan Trust (05-20CB-4A1)
5.25%	07/25/20	177,887	176,367
Countrywide Asset-Backed Certificates (07-13-2A1)
2.99% (1 mo. USD LIBOR + 0.900%) (2)	10/25/47	821,164	816,910
Countrywide Home Loans (04-HYB4-B1)
3.95% (4),(8)	09/20/34	1,001,119	261,568
Countrywide Home Loans (06-14-X) (I/O)
0.20% (3),(4)	09/25/36	25,122,507	158,174
Countrywide Home Loans (06-HYB2-1A1)
3.84% (4)	04/20/36	1,415,055	1,113,101

Issues	Maturity Date	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (Continued)
Credit Suisse First Boston Mortgage Securities Corp. (04-AR5-11A2)
2.83% (1 mo. USD LIBOR + 0.740%) (2)	06/25/34	$235,713	$232,281
Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1)
6.50%	01/25/36	1,396,214	922,330
Credit Suisse Mortgage Capital Certificates (06-6-1A8)
6.00%	07/25/36	760,148	636,530
Credit Suisse Mortgage Trust (12-2R-1A2)
3.71% (1),(4)	05/27/35	1,066,226	1,132,806
Credit-Based Asset Servicing and Securitization LLC (03-CB3-AF1)
3.38% (4)	12/25/32	601,745	597,535
Credit-Based Asset Servicing and Securitization LLC (05-CB4-M2)
2.54% (1 mo. USD LIBOR + 0.450%) (2)	07/25/35	1,290,000	1,295,977
Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2)
3.48% (4)	01/25/36	1,490,225	1,283,906
Credit-Based Asset Servicing and Securitization LLC (06-CB2-AF2)
3.45% (4)	12/25/36	2,786,856	2,356,013
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B)
4.17% (4)	02/25/37	1,306,565	1,012,487
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C)
4.17% (4)	02/25/37	1,283,716	994,663
Credit-Based Asset Servicing and Securitization LLC (07-CB3-A3)
3.89% (4)	03/25/37	1,551,844	873,779
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AB2-A2)
5.42% (4)	06/25/36	2,018,821	1,949,343
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6)
2.28% (1 mo. USD LIBOR + 0.190%) (2)	02/25/37	809,287	737,161
DSLA Mortgage Loan Trust (06-AR2-2A1A)
2.28% (1 mo. USD LIBOR + 0.200%) (2)	10/19/36	542,866	499,693
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF13-A2C)
2.25% (1 mo. USD LIBOR + 0.160%) (2)	10/25/36	1,064,507	802,065
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D)
2.30% (1 mo. USD LIBOR + 0.210%) (2)	12/25/37	1,302,363	972,383

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (Continued)
First Franklin Mortgage Loan Trust (06-FF11-2A3)
2.24% (1 mo. USD LIBOR + 0.150%) (2)	08/25/36	$ 1,681,511	$1,430,376
First Horizon Alternative Mortgage Securities Trust (05-AA10-2A1)
3.64% (4)	12/25/35	537,167	486,756
Greenpoint Manufactured Housing (00-1-A4)
8.14% (4)	03/20/30	835,441	862,101
GSAA Home Equity Trust (06-13-AF6)
6.04% (4)	07/25/36	1,626,803	925,676
GSC Capital Corp. Mortgage Trust (06-2-A1)
2.27% (1 mo. USD LIBOR + 0.180%) (2)	05/25/36	477,031	424,537
GSR Mortgage Loan Trust (05-AR3-6A1)
3.84% (4)	05/25/35	419,356	415,021
HSI Asset Loan Obligation Trust (07-2-2A12)
6.00%	09/25/37	542,723	493,207
Indymac INDX Mortgage Loan Trust (04-AR6-5A1)
3.70% (4)	10/25/34	617,255	627,548
Indymac INDX Mortgage Loan Trust (05-AR19-A1)
3.50% (4)	10/25/35	750,697	647,391
Indymac INDX Mortgage Loan Trust (06-AR13-A4X) (I/O)
1.12% (3),(4)	07/25/36	332,774	1,579
Indymac INDX Mortgage Loan Trust (06-AR9-1A1)
3.96% (4)	06/25/36	955,892	828,030
Indymac INDX Mortgage Loan Trust (07-AR5-2A1)
3.59% (4)	05/25/37	1,228,536	1,149,511
Indymac INDX Mortgage Loan Trust (07-FLX2-A1C)
2.28% (1 mo. USD LIBOR + 0.190%) (2)	04/25/37	2,051,990	1,849,895
JPMorgan Alternative Loan Trust (06-A2-5A1)
3.75% (4)	05/25/36	832,974	718,194
JPMorgan Mortgage Acquisition Corp. (05-FRE1-A2F3)
3.37% (4)	10/25/35	886,619	892,355
JPMorgan Mortgage Acquisition Trust (07-CH4-A4)
2.25% (1 mo. USD LIBOR + 0.160%) (2)	01/25/36	380,239	379,175
JPMorgan Mortgage Trust (04-A6-5A1)
3.43% (4)	12/25/34	330,389	321,025
JPMorgan Mortgage Trust (07-S2-1A1)
5.00%	06/25/37	226,676	174,776
JPMorgan Resecuritization Trust (15-4-1A5)
2.15% (1 mo. USD LIBOR + 0.190%) (1),(2)	06/26/47	1,863,000	1,698,274
JPMorgan Resecuritization Trust (15-4-2A2)
4.05% (1),(4)	06/26/47	4,352,992	1,659,248
Lehman ABS Manufactured Housing Contract Trust (01-B-A6)
6.47% (4)	04/15/40	64,782	65,784

Issues	Maturity Date	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (Continued)
Lehman XS Trust (06-10N-1A3A)
2.30% (1 mo. USD LIBOR + 0.210%) (2)	07/25/46	$ 1,043,081	$1,010,583
Lehman XS Trust (06-12N-A31A)
2.29% (1 mo. USD LIBOR + 0.200%) (2)	08/25/46	1,537,707	1,314,322
Long Beach Mortgage Loan Trust (04-4-M1)
2.99% (1 mo. USD LIBOR + 0.900%) (2)	10/25/34	1,227,176	1,231,551
MASTR Alternative Loans Trust (07-HF1-4A1)
7.00% (8)	10/25/47	1,177,932	943,557
MASTR Asset-Backed Securities Trust (06-NC1-A4)
2.69% (1 mo. USD LIBOR + 0.300%) (2)	01/25/36	294,836	293,820
MASTR Asset-Backed Securities Trust (07-HE1-A4)
2.37% (1 mo. USD LIBOR + 0.280%) (2)	05/25/37	2,000,000	1,463,787
Merrill Lynch Alternative Note Asset Trust (07-OAR2-A2)
2.30% (1 mo. USD LIBOR + 0.210%) (2)	04/25/37	1,401,398	1,179,492
Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B)
2.22% (1 mo. USD LIBOR + 0.130%) (2)	06/25/37	763,494	580,491
Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2C)
2.27% (1 mo. USD LIBOR + 0.180%) (2)	06/25/37	1,559,038	1,191,854
Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1)
4.63% (1 year Treasury Constant Maturity Rate + 2.400%) (2)	08/25/36	394,938	388,007
Mid-State Trust (04-1-B)
8.90%	08/15/37	394,865	447,766
Mid-State Trust (04-1-M1)
6.50%	08/15/37	394,865	419,634
Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3)
2.89% (1 mo. USD LIBOR + 0.795%) (2)	07/25/35	217,440	218,436
Morgan Stanley ABS Capital I, Inc. Trust (06-HE3-A1)
2.23% (1 mo. USD LIBOR + 0.140%) (2)	04/25/36	827,536	820,513
Morgan Stanley ABS Capital I, Inc. Trust (07-15AR-4A1)
3.31% (4)	11/25/37	672,355	555,349
Morgan Stanley Home Equity Loan Trust (06-2-A4)
2.37% (1 mo. USD LIBOR + 0.280%) (2)	02/25/36	994,809	993,328
MortgageIT Trust (05-5-A1)
2.35% (1 mo. USD LIBOR + 0.260%) (2)	12/25/35	585,723	583,472

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2018

Issues	Maturity Date	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (Continued)
Nationstar Home Equity Loan Trust (07-B-2AV3)
2.34% (1 mo. USD LIBOR + 0.250%) (2)	04/25/37	$ 2,193,214	$2,192,364
New Century Home Equity Loan Trust (05-B-A2D)
2.49% (1 mo. USD LIBOR + 0.400%) (2)	10/25/35	890,352	891,612
New Century Home Equity Loan Trust (06-C-A2D)
2.43% (1 mo. USD LIBOR + 0.340%) (2)	12/25/35	1,700,000	1,693,392
Nomura Asset Acceptance Corp. (06-AR1-1A)
4.76% (4)	02/25/36	1,282,394	1,150,054
Oakwood Mortgage Investors, Inc. (00-A-A4)
8.15% (4)	09/15/29	1,875,728	1,126,123
Oakwood Mortgage Investors, Inc. (00-D-A4)
7.40% (4)	07/15/30	749,931	412,615
Oakwood Mortgage Investors, Inc. (01-C-A3)
6.61% (4)	06/15/31	1,377,617	430,323
Oakwood Mortgage Investors, Inc. (01-D-A3)
5.90% (4)	09/15/22	943,255	772,644
Oakwood Mortgage Investors, Inc. (01-D-A4)
6.93% (4)	09/15/31	546,501	482,092
Oakwood Mortgage Investors, Inc. (02-A-A3)
6.03% (4)	05/15/24	299,721	312,005
Oakwood Mortgage Investors, Inc. (98-A-M)
6.83% (4)	05/15/28	281,908	288,698
Oakwood Mortgage Investors, Inc. (98-D-A)
6.40%	01/15/29	14,338	14,340
Oakwood Mortgage Investors, Inc. (99-B-A4)
6.99%	12/15/26	292,230	304,351
Oakwood Mortgage Investors, Inc. (99-E-A1)
7.61% (4)	03/15/30	1,048,009	972,204
Park Place Securities, Inc. (05-WCW1-M1)
2.54% (1 mo. USD LIBOR + 0.450%) (2)	09/25/35	246,030	246,931
Popular ABS Mortgage Pass-Through Trust (05-6-A4)
3.90% (4)	01/25/36	611,000	609,559
RALI Series Trust (06-QS13-1A2) (I/O)
5.07% (1 mo. USD LIBOR + 7.160%) (2),(3)	09/25/36	5,278,682	795,233
RALI Series Trust (06-QS7-A2)
6.00%	06/25/36	808,412	744,560
RASC Series Trust (05-KS11-M1)
2.49% (1 mo. USD LIBOR + 0.400%) (2)	12/25/35	746,468	749,159
RBSSP Resecuritization Trust (12-6-4A2)
2.29% (1 mo. USD LIBOR + 0.330%) (1),(2)	01/26/36	2,197,192	2,163,746
Residential Accredit Loans, Inc. (05-QA7-A1)
4.18% (4)	07/25/35	1,384,817	1,164,286

Issues	Maturity Date	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (Continued)
Residential Accredit Loans, Inc. (05-QA8-CB21)
4.30% (4)	07/25/35	$750,084	$609,958
Residential Accredit Loans, Inc. (06-QA10-A2)
2.27% (1 mo. USD LIBOR + 0.180%) (2)	12/25/36	968,636	932,385
Residential Accredit Loans, Inc. (06-QS1-A3) (PAC)
5.75%	01/25/36	604,971	584,858
Residential Accredit Loans, Inc. (06-QS11-AV) (I/O)
0.35% (3),(4)	08/25/36	14,478,774	213,584
Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O)
0.75% (3),(4)	06/25/36	6,501,321	168,876
Residential Accredit Loans, Inc. (06-QS8-A3)
6.00%	08/25/36	1,317,656	1,211,299
Residential Accredit Loans, Inc. (07-QS2-AV) (I/O)
0.33% (3),(4)	01/25/37	16,020,066	189,564
Residential Accredit Loans, Inc. (07-QS3-AV) (I/O)
0.36% (3),(4)	02/25/37	16,787,285	226,575
Residential Accredit Loans, Inc. (07-QS6-A62) (TAC)
5.50%	04/25/37	391,075	351,864
Residential Asset Mortgage Products, Inc. (06-RZ3-A3)
2.38% (1 mo. USD LIBOR + 0.290%) (2)	08/25/36	749,561	749,741
Residential Asset Securitization Trust (05-A15-4A1)
6.00%	02/25/36	1,145,949	805,003
Residential Asset Securitization Trust (07-A5-AX) (I/O)
6.00% (3)	05/25/37	2,736,504	420,823
Residential Funding Mortgage Securities (06-S9-AV) (I/O)
0.32% (3),(4)	09/25/36	38,652,026	355,156
Residential Funding Mortgage Securities II (01-HI3-AI7)
7.56% (4)	07/25/26	14,742	14,925
Saxon Asset Securities Trust (07-3-2A4)
2.58% (1 mo. USD LIBOR + 0.490%) (2)	09/25/47	2,926,000	2,436,092
Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2C)
2.31% (1 mo. USD LIBOR + 0.220%) (2)	01/25/37	4,614,000	3,508,452
Soundview Home Loan Trust (06-1-A4)
2.39% (1 mo. USD LIBOR + 0.300%) (2)	02/25/36	1,026,181	1,030,395
Structured Adjustable Rate Mortgage Loan Trust (05-20-1A1)
3.99% (4)	10/25/35	382,118	381,688
Structured Adjustable Rate Mortgage Loan Trust (07-9-2A1)
3.77% (4)	10/25/47	495,317	440,388
Structured Asset Investment Loan Trust (05-3-M2)
2.75% (1 mo. USD LIBOR + 0.660%) (2)	04/25/35	593,483	595,434

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency (Continued)
Structured Asset Securities Corp. (05-WF4-M2)
2.74% (1 mo. USD LIBOR + 0.430%) (2)	11/25/35	$346,478	$347,791
Structured Asset Securities Corp. (06-GEL4-A3)
2.39% (1 mo. USD LIBOR + 0.300%) (1),(2)	10/25/36	862,170	860,834
WAMU Asset-Backed Certificates (07-HE1-2A3)
2.24% (1 mo. USD LIBOR + 0.150%) (2)	01/25/37	2,298,428	1,497,694
Wells Fargo Alternative Loan Trust (07-PA2-2A2) (I/O)
3.98% (-1.00 x 1 mo. USD LIBOR + 6.070%) (2),(3)	06/25/37	4,533,666	556,416
Wells Fargo Home Equity Trust (06-2-A3)
2.30% (1 mo. USD LIBOR + 0.210%) (2)	01/25/37	730,000	678,729
Wells Fargo Home Equity Trust (06-2-A4)
2.34% (1 mo. USD LIBOR + 0.250%) (2)	07/25/36	611,963	609,766
Wells Fargo Mortgage-Backed Securities Trust (06-AR10-5A1)
4.28% (4)	07/25/36	468,491	476,099
Wells Fargo Mortgage-Backed Securities Trust (07-AR3-A4)
4.13% (4)	04/25/37	411,180	402,216
Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1)
5.75%	02/25/38	165,468	174,590

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $107,317,287)			122,202,514

Total Mortgage-Backed Securities
(Cost: $135,264,781)			148,146,776

CORPORATE BONDS — 30.3%
Aerospace/Defense — 0.5%
BAE Systems Holdings, Inc.
2.85% (1)	12/15/20	500,000	494,114
L3 Technologies, Inc.
4.40%	06/15/28	420,000	418,832
Northrop Grumman Corp.
2.93%	01/15/25	590,000	560,946

			1,473,892

Airlines — 0.6%
America West Airlines, Inc. Pass-Through Certificates, (01-1) (EETC)
7.10%	10/02/22	264,924	280,979
Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1) (EETC)
7.71%	10/02/22	375,883	397,545

Issues	Maturity Date	Principal Amount	Value
Airlines (Continued)
Delta Air Lines, Inc. Pass-Through Certificates (02-1G1) (EETC)
6.72%	07/02/24	$410,462	$440,118
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC)
6.25%	10/22/24	493,278	527,836

			1,646,478

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
2.94%	01/08/19	900,000	900,531
General Motors Co.
3.50%	10/02/18	500,000	500,978
4.88%	10/02/23	150,000	154,383

			1,555,892

Banks — 8.8%
Bank of America Corp.
2.74% (3 mo. USD LIBOR + 0.370%) (2)	01/23/22	705,000	692,715
3.42% (3 mo. USD LIBOR + 1.040%) (2)	12/20/28	1,916,000	1,806,401
3.50% (3 mo. USD LIBOR + 0.630%) (2)	05/17/22	500,000	500,458
4.00%	04/01/24	406,000	409,870
Bank of New York Mellon Corp. (The)
2.60%	02/07/22	835,000	816,351
Citigroup, Inc.
2.05%	12/07/18	1,000,000	997,809
2.05%	06/07/19	500,000	496,107
2.50%	09/26/18	600,000	599,902
8.50%	05/22/19	1,500,000	1,573,227
Goldman Sachs Group, Inc. (The)
2.30%	12/13/19	810,000	801,648
3.27% (3 mo. USD LIBOR + 1.200%) (2)	09/29/25	430,000	410,646
3.69% (3 mo. USD LIBOR + 1.510%) (2)	06/05/28	590,000	560,661
3.75%	05/22/25	750,000	731,211
7.50%	02/15/19	1,000,000	1,027,779
JPMorgan Chase & Co.
3.22% (3 mo. USD LIBOR + 1.155%) (2)	03/01/25	380,000	366,980
3.51% (3 mo. USD LIBOR + 0.610%) (2)	06/18/22	560,000	560,663
3.54% (3 mo. USD LIBOR + 1.380%) (2)	05/01/28	690,000	661,792
3.90%	07/15/25	1,000,000	999,013
JPMorgan Chase Bank NA
2.60% (3 mo. USD LIBOR + 0.280%) (2)	02/01/21	1,130,000	1,120,215
2.61%	02/13/20	1,130,000	1,129,972

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2018

Issues	Maturity Date	Principal Amount	Value
Banks (Continued)
Lloyds Bank PLC (United Kingdom)
5.80% (1)	01/13/20	$650,000	$674,749
Lloyds Banking Group PLC (United Kingdom)
2.91% (3 mo. USD LIBOR + 0.814%) (2)	11/07/23	285,000	271,756
Morgan Stanley
3.16% (3 mo. USD LIBOR + 0.800%) (2)	02/14/20	380,000	381,187
3.63%	01/20/27	550,000	528,699
3.88%	04/29/24	400,000	401,019
7.30%	05/13/19	750,000	777,551
Santander UK Group Holdings PLC
3.37% (3 mo. USD LIBOR + 1.080%) (2)	01/05/24	435,000	418,637
Santander UK PLC
3.40%	06/01/21	975,000	974,838
UBS AG / Stamford CT (Switzerland)
2.38%	08/14/19	750,000	745,811
Wells Fargo & Co.
3.00%	10/23/26	750,000	693,252
3.00%	04/22/26	450,000	412,790
3.58% (3 mo. USD LIBOR + 1.310%) (2)	05/22/28	1,250,000	1,190,994
Wells Fargo Bank N.A.
2.40%	01/15/20	850,000	842,099

			24,576,802

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc.
4.90%	02/01/46	469,000	484,630
Bacardi, Ltd.
5.30% (1)	05/15/48	280,000	266,331

			750,961

Biotechnology — 0.5%
Amgen, Inc.
4.40%	05/01/45	770,000	736,692
Baxalta, Inc.
2.88%	06/23/20	300,000	296,727
Celgene Corp.
4.63%	05/15/44	500,000	465,806

			1,499,225

Chemicals — 0.2%
Axalta Coating Systems LLC
4.88% (1)	08/15/24	275,000	273,625
Valvoline, Inc.
5.50%	07/15/24	210,000	212,625

			486,250

Issues	Maturity Date	Principal Amount	Value
Commercial Services — 0.2%
IHS Markit, Ltd.
4.00% (1)	03/01/26	$73,000	$69,989
5.00% (1)	11/01/22	421,000	426,788
Matthews International Corp.
5.25% (1)	12/01/25	130,000	124,969

			621,746

Computers — 0.1%
Apple, Inc.
3.00%	11/13/27	400,000	380,554

Cosmetics/Personal Care — 0.1%
First Quality Finance Co., Inc.
5.00% (1)	07/01/25	144,000	132,120

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
4.50%	05/15/21	300,000	306,375
Air Lease Corp.
2.13%	01/15/20	500,000	490,944
International Lease Finance Corp.
7.13% (1)	09/01/18	250,000	251,937
Raymond James Financial, Inc.
5.63%	04/01/24	650,000	698,669

			1,747,925

Electric — 0.5%
FirstEnergy Transmission LLC
4.35% (1)	01/15/25	750,000	755,567
NextEra Energy Operating Partners LP
4.50% (1)	09/15/27	150,000	141,000
Puget Energy, Inc.
6.00%	09/01/21	500,000	535,129

			1,431,696

Engineering & Construction — 0.3%
Heathrow Funding, Ltd. (United Kingdom)
4.88% (1)	07/15/23	700,000	732,744

Entertainment — 0.1%
GLP Capital LP / GLP Financing II, Inc.
5.38%	04/15/26	140,000	138,950
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.13% (1)	08/15/21	125,000	124,062

			263,012

Environmental Control — 0.1%
Clean Harbors, Inc.
5.13%	06/01/21	135,000	136,012
GFL Environmental, Inc.
5.38% (1)	03/01/23	160,000	148,400

			284,412

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
Food — 1.2%
Chobani LLC / Chobani Finance Corp, Inc.
7.50% (1)	04/15/25	$58,000	$55,898
Conagra Brands, Inc.
2.83% (3 mo. USD LIBOR + 0.500%) (2)	10/09/20	650,000	647,086
General Mills, Inc.
4.20%	04/17/28	420,000	410,887
Kraft Heinz Foods Co.
3.00%	06/01/26	400,000	360,831
4.63%	01/30/29	455,000	451,559
6.38%	07/15/28	210,000	235,766
Lamb Weston Holdings, Inc.
4.63% (1)	11/01/24	120,000	117,300
Mondelez International Holdings Netherlands BV (Netherlands)
1.63% (1)	10/28/19	900,000	884,503
Post Holdings, Inc.
5.63% (1)	01/15/28	154,000	144,952
5.75% (1)	03/01/27	130,000	126,425

			3,435,207

Forest Products & Paper — 0.3%
Georgia-Pacific LLC
2.54% (1)	11/15/19	800,000	793,504

Healthcare-Products — 0.2%
Becton Dickinson and Co.
3.21% (4)	12/29/20	400,000	400,693
Hill-Rom Holdings, Inc.
5.75% (1)	09/01/23	130,000	132,275
Hologic, Inc.
4.63% (1)	02/01/28	70,000	66,063

			599,031

Healthcare-Services — 1.9%
Anthem, Inc.
3.65%	12/01/27	430,000	408,030
Catalent Pharma Solutions, Inc.
4.88% (1)	01/15/26	90,000	86,651
Centene Corp.
4.75%	01/15/25	270,000	269,325
CHS / Community Health Systems, Inc.
6.25%	03/31/23	150,000	138,188
8.63% (1)	01/15/24	143,000	144,072
Cigna Corp.
3.05%	10/15/27	430,000	387,783
DaVita, Inc.
5.00%	05/01/25	131,000	123,638
5.13%	07/15/24	11,000	10,691

Issues	Maturity Date	Principal Amount	Value
Healthcare-Services (Continued)
Fresenius Medical Care US Finance, Inc.
6.50% (1)	09/15/18	$700,000	$704,659
HCA, Inc.
4.75%	05/01/23	300,000	300,000
5.00%	03/15/24	112,000	112,280
5.25%	04/15/25	71,000	71,178
6.50%	02/15/20	167,000	174,306
Humana, Inc.
2.90%	12/15/22	435,000	422,724
Molina Healthcare, Inc.
4.88% (1)	06/15/25	140,000	136,500
NYU Hospitals Center
4.43%	07/01/42	700,000	722,946
SP Finco LLC
6.75% (1)	07/01/25	90,000	85,838
Tenet Healthcare Corp.
4.63% (1)	07/15/24	234,000	222,522
4.75%	06/01/20	50,000	50,250
Universal Health Services, Inc.
3.75% (1)	08/01/19	500,000	500,312
WellCare Health Plans, Inc.
5.25%	04/01/25	115,000	114,713

			5,186,606

Household Products/Wares — 0.1%
Central Garden & Pet Co.
5.13%	02/01/28	100,000	93,000
6.13%	11/15/23	158,000	164,131
Spectrum Brands, Inc.
6.13%	12/15/24	75,000	76,031

			333,162

Insurance — 0.6%
Farmers Exchange Capital
7.05% (1)	07/15/28	500,000	592,593
Nationwide Mutual Insurance Co.
4.63% (3 mo. USD LIBOR + 2.290%) (1),(2)	12/15/24	1,000,000	1,001,250

			1,593,843

Internet — 0.1%
Zayo Group LLC / Zayo Capital, Inc.
5.75% (1)	01/15/27	140,000	137,900

Machinery-Diversified — 0.1%
Titan Acquisition, Ltd. / Titan Co-Borrower LLC
7.75% (1)	04/15/26	140,000	130,725

Media — 0.8%
Altice US Finance I Corp. (Luxembourg)
5.50% (1)	05/15/26	200,000	193,500

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2018

Issues	Maturity Date	Principal Amount	Value
Media (Continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% (1)	02/01/28	$86,000	$79,228
5.13% (1)	05/01/27	290,000	271,684
Charter Communications Operating LLC / Charter Communications Operating Capital
4.50%	02/01/24	1,000,000	999,743
6.48%	10/23/45	150,000	158,842
Discovery Communications LLC
2.80% (1)	06/15/20	345,000	340,995
Sirius XM Radio, Inc.
3.88% (1)	08/01/22	130,000	125,613

			2,169,605

Miscellaneous Manufacturers — 0.6%
General Electric Capital Corp.
2.82% (3 mo. USD LIBOR + 0.480%) (2)	08/15/36	2,000,000	1,690,172

Oil & Gas — 0.3%
Antero Resources Corp.
5.13%	12/01/22	40,000	40,202
Centennial Resource Production LLC
5.38% (1)	01/15/26	80,000	78,000
CrownRock LP / CrownRock Finance, Inc.
5.63% (1)	10/15/25	72,000	69,570
Diamondback Energy, Inc.
4.75%	11/01/24	86,000	84,065
Endeavor Energy Resources LP / EER Finance, Inc.
5.50% (1)	01/30/26	140,000	136,150
Gulfport Energy Corp.
6.38%	05/15/25	35,000	34,169
Newfield Exploration Co.
5.63%	07/01/24	55,000	58,096
5.75%	01/30/22	135,000	141,244
Parsley Energy LLC / Parsley Finance Corp.
5.25% (1)	08/15/25	130,000	128,375
5.63% (1)	10/15/27	65,000	64,594
WPX Energy, Inc.
5.75%	06/01/26	73,000	73,068

			907,533

Oil & Gas Services — 0.1%
Transocean Proteus, Ltd.
6.25% (1)	12/01/24	165,750	168,029
USA Compression Partners LP / USA Compression Finance Corp.
6.88% (1)	04/01/26	142,000	147,503

			315,532

Issues	Maturity Date	Principal Amount	Value
Packaging & Containers — 0.7%
Amcor Finance USA, Inc.
3.63% (1)	04/28/26	$ 400,000	$379,760
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland)
4.63% (1)	05/15/23	300,000	297,390
Ball Corp.
5.00%	03/15/22	90,000	92,813
Berry Global, Inc.
4.50% (1)	02/15/26	100,000	93,500
Berry Plastics Corp.
5.13%	07/15/23	65,000	64,678
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%	09/30/26	100,000	91,750
Flex Acquisition Co., Inc.
7.88% (1)	07/15/26	95,000	94,867
Graphic Packaging International, Inc.
4.13%	08/15/24	280,000	270,228
Multi-Color Corp.
4.88% (1)	11/01/25	140,000	130,725
OI European Group BV (Netherlands)
4.00% (1)	03/15/23	150,000	140,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer S.A. (Luxembourg)
5.75%	10/15/20	397,334	398,079

			2,054,040

Pharmaceuticals — 1.6%
Actavis Funding SCS (Luxembourg)
3.80%	03/15/25	500,000	486,232
AstraZeneca PLC (United Kingdom)
3.13%	06/12/27	417,000	392,011
Bayer US Finance II LLC
4.38% (1)	12/15/28	565,000	567,287
CVS Health Corp.
2.25%	08/12/19	750,000	744,048
5.05%	03/25/48	705,000	720,232
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	500,000	492,290
2.40%	09/23/21	350,000	335,334
Teva Pharmaceutical Finance IV LLC (Israel)
2.25%	03/18/20	300,000	289,467
Valeant Pharmaceuticals International, Inc. (Canada)
5.50% (1)	11/01/25	141,000	139,484
5.88% (1)	05/15/23	11,000	10,340
6.13% (1)	04/15/25	385,000	355,163
9.25% (1)	04/01/26	43,000	44,935

			4,576,823

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
Pipelines — 1.7%
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27	$57,000	$56,715
Enbridge Energy Partners LP
5.88%	10/15/25	50,000	53,981
Energy Transfer Equity LP
5.50%	06/01/27	140,000	140,350
EQT Midstream Partners LP
4.13%	12/01/26	500,000	457,464
Kinder Morgan, Inc.
5.63% (1)	11/15/23	500,000	533,021
NGPL PipeCo LLC
4.38% (1)	08/15/22	190,000	188,813
Pipeline Funding Co. LLC
7.50% (1)	01/15/30	478,600	552,152
Plains All American Pipeline LP / PAA Finance Corp.
4.65%	10/15/25	500,000	498,780
Rockies Express Pipeline LLC
5.63% (1)	04/15/20	255,000	262,331
6.00% (1)	01/15/19	95,000	96,069
Sabine Pass Liquefaction LLC
5.63%	03/01/25	400,000	425,375
Sunoco Logistics Partners Operations LP
5.40%	10/01/47	500,000	458,009
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88% (1)	04/15/26	143,000	143,894
Texas Eastern Transmission LP
2.80% (1)	10/15/22	300,000	287,610
TransMontaigne Partners LP / TLP Finance Corp.
6.13%	02/15/26	140,000	142,100
Williams Partners LP
6.30%	04/15/40	400,000	448,455

			4,745,119

REIT — 3.3%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20	1,000,000	992,202
American Tower Corp.
3.00%	06/15/23	435,000	417,587
Boston Properties LP
3.20%	01/15/25	290,000	276,515
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%	04/15/23	500,000	494,695
Education Realty Operating Partnership LP
4.60%	12/01/24	750,000	761,022
HCP, Inc.
3.75%	02/01/19	500,000	501,983
4.25%	11/15/23	630,000	634,957
Healthcare Trust of America Holdings LP
2.95%	07/01/22	710,000	686,273
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.63%	05/01/24	135,000	137,363

Issues	Maturity Date	Principal Amount	Value
REIT (Continued)
Piedmont Operating Partnership LP
3.40%	06/01/23	$425,000	$409,560
SBA Communications Corp.
4.00% (1)	10/01/22	344,000	331,100
SL Green Realty Corp.
5.00%	08/15/18	950,000	951,572
Ventas Realty LP / Ventas Capital Corp.
2.70%	04/01/20	750,000	742,498
VEREIT Operating Partnership LP
3.00%	02/06/19	280,000	279,980
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70% (1)	09/17/19	650,000	647,343
Welltower, Inc.
4.13%	04/01/19	1,000,000	1,007,379

			9,272,029

Retail — 0.7%
1011778 BC ULC / New Red Finance, Inc. (Canada)
4.25% (1)	05/15/24	230,000	218,500
Cumberland Farms, Inc.
6.75% (1)	05/01/25	175,000	178,063
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.00% (1)	06/01/24	50,000	49,485
Rite Aid Corp.
6.13% (1)	04/01/23	80,000	81,220
Walgreens Boots Alliance, Inc.
3.45%	06/01/26	755,000	704,898
4.80%	11/18/44	225,000	212,663
Walmart, Inc.
3.55%	06/26/25	620,000	624,494

			2,069,323

Semiconductors — 0.3%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.38%	01/15/20	575,000	567,453
NXP BV / NXP Funding LLC (Netherlands)
4.13% (1)	06/01/21	200,000	200,000

			767,453

Software — 0.2%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% (1)	03/01/25	82,000	77,605
First Data Corp.
5.00% (1)	01/15/24	181,000	180,321
IMS Health, Inc.
5.00% (1)	10/15/26	200,000	195,510
MSCI, Inc.
4.75% (1)	08/01/26	67,000	65,409

			518,845

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2018

Issues	Maturity Date	Principal Amount	Value
Telecommunications — 1.9%
AT&T, Inc.
4.35%	06/15/45	$400,000	$339,733
4.75%	05/15/46	675,000	605,170
5.25%	03/01/37	705,000	695,913
Intelsat Jackson Holdings S.A. (Luxembourg)
5.50%	08/01/23	311,000	279,807
9.75% (1)	07/15/25	100,000	105,750
Level 3 Financing, Inc.
5.13%	05/01/23	50,000	49,188
5.38%	01/15/24	136,000	133,253
Sprint Capital Corp.
6.88%	11/15/28	118,000	113,280
Sprint Communications, Inc.
9.00% (1)	11/15/18	443,000	452,967
Sprint Corp.
7.63%	03/01/26	45,000	46,013
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74% (1)	03/20/25	565,000	562,062
T-Mobile USA, Inc.
4.50%	02/01/26	113,000	105,661
4.75%	02/01/28	170,000	157,258
Verizon Communications, Inc.
4.13%	08/15/46	280,000	240,088
4.52%	09/15/48	400,000	366,121
5.01%	04/15/49	333,000	325,545
5.25%	03/16/37	420,000	432,974
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	280,000	277,222

			5,288,005

Transportation — 0.1%
Union Pacific Corp.
3.95%	09/10/28	280,000	281,331

Total Corporate Bonds
(Cost: $85,795,907)			84,449,497

MUNICIPAL BONDS — 2.4%
Alabama Economic Settlement Authority, Revenue Bond
4.26%	09/15/32	705,000	726,538
City of New York, New York, Build America Bonds
6.65%	12/01/31	1,000,000	1,079,660
Florida’s Turnpike Enterprise, Build America Bonds
6.80%	07/01/39	460,000	478,639
Metropolitan Water District of Southern California, Build America Bonds
6.54%	07/01/39	500,000	517,530
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond
5.01%	08/01/27	800,000	889,024

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (Continued)
New York City Water and Sewer System, Build America Bonds
6.49%	06/15/42	$800,000	$849,744
New York State Dormitory Authority, Revenue Bond
5.29%	03/15/33	1,000,000	1,124,170
State of California, General Obligation
7.95%	03/01/36	1,000,000	1,079,020

Total Municipal Bonds
(Cost: $7,111,744)			6,744,325

Total Fixed Income Securities
(Cost: $259,228,865)			270,729,452

		Shares
MONEY MARKET INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.82% (9)		2,670,693	2,670,693

Total Money Market Investments
(Cost: $2,670,693)			2,670,693

		Principal Amount
SHORT TERM INVESTMENTS — 3.5%
COMMERCIAL PAPER — 0.5% (Cost: $1,409,763)
Pharmaceuticals — 0.5%
Pfizer, Inc.
2.06% (10)	07/03/18	$ 1,410,000	1,409,702

DISCOUNT NOTE — 1.0% (Cost: $2,714,648)
Federal Home Loan Bank Discount Note
1.88% (10)	07/24/18	2,718,000	2,714,909

U.S. TREASURY SECURITIES — 2.0%
U.S. Treasury Bill
1.83% (10),(11)	09/13/18	350,000	348,669
1.89% (10)	10/18/18	2,226,000	2,213,095
1.90% (10)	10/04/18	2,894,000	2,879,570

Total U.S. Treasury Securities
(Cost: $5,440,286)			5,441,334

Total Short Term Investments
(Cost: $9,564,697)			9,565,945

Total Investments (101.7%)
(Cost: $271,464,255)			282,966,090
Liabilities in Excess of Other Assets (-1.7%)			(4,716,760)

Net Assets (100.0%)			$ 278,249,330

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Futures

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
BUY
32	S&P 500 E-Mini Index Futures	09/21/18	$4,446,702	$4,354,560	$(92,142)
32	5-Year U.S. Treasury Note Futures	09/28/18	3,621,783	3,635,750	13,967

			$8,068,485	$7,990,310	$(78,175)

SELL
39	10-Year U.S. Treasury Note Futures	09/19/18	$(4,941,890)	$(5,001,141)	$(59,251)
30	2-Year U.S. Treasury Note Futures	09/28/18	(6,348,722)	(6,354,844)	(6,122)
25	U.S. Ultra Long Bond Futures	09/19/18	(3,999,163)	(3,989,062)	10,101

			$(15,289,775)	$(15,345,047)	$(55,272)

Notes to Schedule of Investments:

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2018, the value of these securities amounted to $66,962,771 or 24.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2018.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Security is not accruing interest.
(6)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(7)	Restricted security (Note 9).
(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)	Rate disclosed is the 7-day net yield as of June 30, 2018.
(10)	Rate shown represents yield-to-maturity.
(11)	All or a portion of this security is held as collateral for open futures contracts.
ABS -	Asset-Backed Securities.
ACES -	Alternative Credit Enhancement Securities.
CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
TAC -	Target Amortization Class.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Investment by Sector or Industry (Unaudited)	June 30, 2018

Industry	Percentage of Net Assets
Residential Mortgage-Backed Securities — Non-Agency	43.9%
Asset-Backed Securities	11.3
Banks	8.8
Commercial Mortgage-Backed Securities — Agency	4.7
Commercial Mortgage-Backed Securities — Non-Agency	3.7
REIT	3.3
Municipal Bonds	2.4
Healthcare-Services	1.9
Telecommunications	1.9
Pipelines	1.7
Pharmaceuticals	1.6
Food	1.2
Residential Mortgage-Backed Securities — Agency	0.9
Media	0.8
Packaging & Containers	0.7
Retail	0.7
Airlines	0.6
Auto Manufacturers	0.6
Diversified Financial Services	0.6
Insurance	0.6
Miscellaneous Manufacturers	0.6
Aerospace/Defense	0.5
Biotechnology	0.5
Electric	0.5
Beverages	0.3
Engineering & Construction	0.3
Forest Products & Paper	0.3
Oil & Gas	0.3
Semiconductors	0.3
Chemicals	0.2
Commercial Services	0.2
Healthcare-Products	0.2
Software	0.2
Computers	0.1
Cosmetics/Personal Care	0.1
Entertainment	0.1
Environmental Control	0.1
Household Products/Wares	0.1
Internet	0.1
Machinery-Diversified	0.1
Oil & Gas Services	0.1
Transportation	0.1
Money Market Investment	1.0
Short-Term Investments	3.5

Total	101.7%

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Fair Valuation Summary (Unaudited)	June 30, 2018

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$30,939,033	$449,821	$31,388,854
Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — Agency	—	13,248,284	—	13,248,284
Commercial Mortgage-Backed Securities — Non-Agency	—	5,085,616	5,163,876	10,249,492
Residential Mortgage-Backed Securities — Agency	—	2,446,486	—	2,446,486
Residential Mortgage-Backed Securities — Non-Agency	—	118,216,605	3,985,909	122,202,514

Total Mortgage-Backed Securities	—	138,996,991	9,149,785	148,146,776

Corporate Bonds*	—	84,449,497	—	84,449,497
Municipal Bonds	—	6,744,325	—	6,744,325

Total Fixed Income Securities	—	261,129,846	9,599,606	270,729,452

Money Market Investments	2,670,693	—	—	2,670,693
Short-Term Investments*	5,441,334	4,124,611	—	9,565,945

Total Investments	8,112,027	265,254,457	9,599,606	282,966,090

Asset Derivatives
Futures
Interest Rate Risk	24,068	—	—	24,068

Total	$8,136,095	$265,254,457	$9,599,606	$282,990,158

Liability Derivatives
Futures
Equity Risk	$(92,142)	$—	$—	$(92,142)
Interest Rate Risk	(65,373)	—	—	(65,373)

Total	$(157,515)	$—	$—	$(157,515)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Assets and Liabilities (Unaudited)	June 30, 2018

ASSETS:
Investments, at Value (Cost: $271,464,255)	$282,966,090
Cash	3,655
Interest Receivable	1,815,453
Receivable for Securities Sold	806,918
Cash Collateral on Deposit at Broker	138,233

Total Assets	285,730,349

LIABILITIES:
Distributions Payable	3,328,550
Payables for Securities Purchased	2,267,959
Payable for When-Issued Securities	1,495,347
Payable for Daily Variation Margin on Open Financial Futures Contracts	133,123
Accrued Investment Advisory Fees	131,615
Accrued Other Expenses	87,988
Accrued Directors’ Fees and Expenses	35,134
Commitment Fee Payable on Open Line of Credit	1,303

Total Liabilities	7,481,019

NET ASSETS	$278,249,330

NET ASSETS CONSIST OF:
Common Stock, par value $0.01 per share (75,000,000 shares authorized, 47,686,957 shares issued and outstanding)	$476,870
Paid-in Capital	268,963,511
Accumulated Net Realized Loss on Investments, Futures Contracts and Foreign Currency	(2,419,595)
Distributions in Excess of Net Investment Income	(139,844)
Net Unrealized Appreciation on Investments and Futures Contracts	11,368,388

NET ASSETS	$278,249,330

NET ASSET VALUE PER SHARE	$5.83

MARKET PRICE PER SHARE	$5.49

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Operations (Unaudited)	Six Months Ended June 30, 2018

INVESTMENT INCOME:
Income
Interest	$7,850,883

Total Investment Income	7,850,883

Expenses
Investment Advisory Fees	816,648
Audit and Tax Service Fees	69,041
Directors’ Fees and Expenses	66,542
Legal Fees	29,116
Transfer Agent Fees	26,307
Listing Fees	24,105
Commitment Fee on Open Line of Credit	23,850
Insurance Expense	23,218
Printing and Distribution Costs	16,364
Accounting Fees	13,370
Custodian Fees	10,328
Proxy Expense	9,857
Administration Fees	8,173
Miscellaneous Expense	4,691

Total Expenses	1,141,610

Net Investment Income	6,709,273

NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY:
Net Realized Gain (Loss) on:
Investments	844,327
Foreign Currency	(5,834)
Foreign Currency Forward Contracts	(101,401)
Futures Contracts	508,859
Change in Unrealized Depreciation on:
Investments	(5,012,997)
Foreign Currency Forward Contracts	(26,770)
Futures Contracts	(200,085)

Net Realized Gain (Loss) and Change in Unrealized Depreciation on Investments, Futures Contracts and Foreign Currency	(3,993,901)

INCREASE IN NET ASSETS FROM OPERATIONS	$2,715,372

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
OPERATIONS:
Net Investment Income	$6,709,273	$12,677,890
Net Realized Gain on Investments, Futures Contracts and Foreign Currency	1,245,951	1,921,313
Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(5,239,852)	5,300,255

Increase in Net Assets Resulting from Operations	2,715,372	19,899,458

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(6,499,732)	(13,423,879)
From Realized Gains	—	(1,573,670)

Total Distributions	(6,499,732)	(14,997,549)

Total Increase (Decrease) in Net Assets	(3,784,360)	4,901,909

NET ASSETS:
Beginning of Period	282,033,690	277,131,781

End of Period	$278,249,330	$282,033,690

Distributions in Excess of Net Investment Income	$(139,844)	$(349,385)

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Strategic Income Fund, Inc. (the “Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Its shares are traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation by investing in a wide range of securities including convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities, other securities and derivative instruments without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective. TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to the Fund and is registered under the Investment Advisers Act of 1940, as amended.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Fund uses the accrual method of accounting for financial reporting purposes.

Security Valuation:    Securities traded on national exchanges are valued at the last reported sales price. Securities traded on the NASDAQ Stock Market (“NASDAQ”) are valued using the NASDAQ Official Closing Price, which may not be the last reported sales price. Other securities, including short-term investments and forward currency contracts, which are traded over-the-counter (“OTC”), are valued at the mean of the current bid and asked prices as furnished by independent pricing services or by dealer quotations. Futures contracts are valued at the official settlement price of the exchange on which they are traded.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Board’s Valuation Committee and under the general oversight of the Board.

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurement broadly based on inputs that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

TCW Strategic Income Fund, Inc.

June 30, 2018

Note 2 — Significant Accounting Policies (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”).    The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields,

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value (“NAV”), they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

The summary of the inputs used as of June 30, 2018 is listed after the Investments by Sector or Industry table.

The Fund did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2018.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Asset- Backed Securities	Commercial Mortgage-Backed Securities — Non-Agency	Residential Mortgage-Backed Securities — Non-Agency	Total
Balance as of December 31, 2017	$473,172	$4,070,594	$3,906,290	8,450,056
Accrued Discounts (Premiums)	—	(86,164)	—	(86,164)
Realized Gain (Loss)	—	—	(412,994)	(412,994)
Change in Unrealized Appreciation (Depreciation)	(23,351)	(636,573)	(315,103)	(975,027)
Purchases	—	1,816,019	807,716	2,623,735
Sales	—	—	—	—
Transfers in to Level 3 (1)	—	—	—	—
Transfers out of Level 3 (1)	—	—	—	—

Balance as of June 30, 2018	$449,821	$5,163,876	$3,985,909	$9,599,606

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2018	$23,351	$(636,573)	$(315,103)	$(928,325)

(1)	The Fund recognizes transfers in and out at the beginning of the period.

TCW Strategic Income Fund, Inc.

June 30, 2018

Note 2 — Significant Accounting Policies (Continued)

Significant unobservable valuation inputs of Level 3 investments as of June 30, 2018 are as follows:

Description	Fair Value at June 30, 2018	Valuation Techniques*	Unobservable Input	Price or Price Range	Weighted Average Price
Asset-Backed Securities	$ 449,821	Third-party Broker	Broker Quotes	$34.00 to $35.00	$34.404
Commercial Mortgage-Backed Securities — Non-Agency	5,163,876	Third-party Vendor	Vendor Prices	$0.56 to $6.64	$2.203
Residential Mortgage-Backed Securities — Non-Agency (Interest Only Collateral Strip Rate Securities)	2,371,390	Third-party Vendor	Vendor Prices	$0.47 to $15.38	$2.353
Residential Mortgage-Backed Securities — Non-Agency (Interest Only Securities)	1,614,519	Third-party Vendor	Vendor Prices	$0.63 to $12.29	$4.366

*

The valuation technique employed on the Level 3 securities involves the use of third-party broker quotes and vendor prices. The Advisor monitors the effectiveness of third-party brokers and vendor prices using the Advisor’s own model and inputs.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statement of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Distributions:    Distributions to shareholders are recorded on each ex-dividend date. The Fund declared and paid or reinvested dividends quarterly under an income-based distribution policy. The income-based distribution policy has a stated goal of providing quarterly distributions out of the Fund’s accumulated undistributed net investment income and/or other sources subject to the requirements of the 1940 Act and Sub-chapter M of the Internal Revenue Code (the “Code”). The source for the dividend can come from net investment income and net realized capital gains measured on a fiscal year basis. Any portion of the distribution that exceeds income and capital gains will be treated as a return of capital. Under certain conditions, federal tax regulations cause some or all of the return of capital to be taxed as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences may be primarily due to differing treatments for market discount and premium, losses recognized on structured debt, losses deferred due to wash sales, foreign currency gains and losses, and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect net investment income per share.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

For the period ended June 30, 2018, the Fund had derivatives and transactions in derivatives, grouped in the following risk categories:

	Equity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Asset Derivatives
Futures Contracts (1)	$—	$—	$24,068	$24,068

Total Value	$—	$—	$24,068	$24,068

Liability Derivatives
Futures Contracts (1)	$(92,142)	$—	$(65,373)	$(157,515)

Total Value	$(92,142)	$—	$(65,373)	$(157,515)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$(101,401)	$—	$(101,401)
Futures Contracts	163,355	—	345,504	508,859

Total Realized Gain (Loss)	$163,355	$(101,401)	$345,504	$407,458

Change in Appreciation (Depreciation)
Forward Contracts	$—	$(26,770)	$—	$(26,770)
Futures Contracts	(105,281)	—	(94,804)	(200,085)

Total Change in Appreciation (Depreciation)	$(105,281)	$(26,770)	$(94,804)	$(226,855)

Number of Contracts (2)
Forward Contracts (Notional Amount)	$—	$5,579,261	$—	$5,579,261
Futures Contracts	32	—	84	116

(1)

Represents appreciation (depreciation) of futures contracts as reported in the Schedule of Investments as of June 30, 2018. Only the variation margin is reported within the Statement of Assets and Liabilities.

(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended June 30, 2018.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

TCW Strategic Income Fund, Inc.

June 30, 2018

Note 2 — Significant Accounting Policies (Continued)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by the Fund.

Cash collateral that has been pledged to cover obligations of the Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Fund has implemented the disclosure requirements pursuant to FASB ASU No. 2013-01, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

The Fund had no OTC derivatives for offset under an ISDA Master Agreement as of June 30, 2018.

Note 3 — Portfolio Investments

Forward Foreign Currency Contracts:    The Fund enters into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Fund as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no foreign currency forward contracts outstanding as of June 30, 2018.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

Futures Contracts:    The Fund seeks to manage a variety of different risks or obtain exposure through the use of futures contracts. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. During the period ended June 30, 2018, the Fund used S&P 500 Index futures to gain exposure to the equity market. The Fund also utilized treasury futures and other bond futures to help manage interest rate duration and credit market exposure. Futures contracts outstanding at June 30, 2018 are listed in the Fund’s Schedule of Investments.

Options:    The Fund may purchase and sell put and call options on securities or indexes to enhance investment performance and/or to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

TCW Strategic Income Fund, Inc.

June 30, 2018

Note 3 — Portfolio Investments (Continued)

The Fund may execute transactions in both listed and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, the Fund’s maximum amount of loss as purchaser is the premium paid plus any unrealized gain. During the period ended June 30, 2018, the Fund did not purchase or write any option contracts.

Swap Agreements:    The Fund may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

The Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded as realized gains and losses, respectively. During the period ended June 30, 2018, the Fund did not enter into such agreements.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

Mortgage-Backed Securities:    The Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Fund may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Fund may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal prepayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs.

Repurchase Agreements:    The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. The Fund had no repurchase agreements outstanding at June 30, 2018.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Fund may enter into when issued, delayed-delivery or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, the Fund commits to purchase particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

TCW Strategic Income Fund, Inc.

June 30, 2018

Note 3 — Portfolio Investments (Continued)

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage. To guard against this deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Security Lending:    The Fund may lend its securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Fund can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Fund earns additional income for lending its securities by investing the cash collateral in short-term investments. The Fund did not lend any securities during the period ended June 30, 2018.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 4 — Risk Considerations

Market Risk:    The Fund’s investments will fluctuate with market conditions, and so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

Liquidity Risk:    The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Fund may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk:    The Fund may invest in MBS or other ABS. The values of some mortgage-backed or other asset backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If an unanticipated rate of prepayment on underlying mortgages increases the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

Derivatives Risk:    Use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will achieve its objective with these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk:    The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. The Fund invests a material portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market prices and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass through, sequential pay, prepayment-protected, interest only, principal-only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity — a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk:    The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair values recorded in the Fund’s Statement of Assets and Liabilities.

Note 5 — Federal Income Taxes

It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

TCW Strategic Income Fund, Inc.

June 30, 2018

Note 5 — Federal Income Taxes (Continued)

At June 30, 2018, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Unrealized appreciation	$20,719,446
Unrealized (depreciation)	(13,075,306)

Net unrealized appreciation	$7,644,140

Cost of Investments for Federal Income Tax Purposes	$275,321,950

The Fund did not have any unrecognized tax benefits at June 30, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended; and therefore no interest or penalties were accrued. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

The following table shows the character of distributed and undistributed amounts on a tax basis for the year ended December 31, 2017.

	Amount Distributed During Year Ended December 31, 2017	Undistributed Amount at Year Ended December 31, 2017
Ordinary Income	$13,423,879	$—
Capital Gain	1,573,670	258,408

	$14,997,549	$258,408

Note 6 — Investment Advisory and Service Fees

As compensation for the investment advisory services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund’s average managed assets and 0.50% of the Fund’s average managed assets in excess of $100 million.

Note 7 — Purchases and Sales of Securities

For the period ended June 30, 2018, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated to $38,991,888 and $39,557,159, respectively, for non-U.S. Government securities, and aggregated to $8,901,273 and $1,213,357, respectively, for U.S. Government securities.

Note 8 — Directors’ Fees

Directors who are not affiliated with the Advisor received, as a group, fees and expenses of $66,542 from the Fund for the period ended June 30, 2018. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within Accrued Directors’ Fees and Expenses in the Statement of Assets and Liabilities. Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Advisor but do not receive any compensation from the Fund.

Note 9 — Restricted Securities

The Fund is permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Restricted Securities (Continued)

Securities Act of 1933, as amended (the “Securities Act”). However, the Fund considers 144A securities to be restricted if those securities have been deemed illiquid by the Advisor. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities outstanding at June 30, 2018 are listed below:

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Citigroup Commercial Mortgage Trust, (12-GC8-XA), 1.814%, due 09/10/45	2/13/2015-2/26/2015	$355,084	$207,992	0.1%
Four Times Square Trust Commercial Mortgage Pass-Through Certificates (06-4TS-X), 0.364%, due 12/13/28	3/22/2018-6/19/2018	301,162	298,028	0.1%
GS Mortgage Securities Trust GSMS (12-SHOP-XA), 1.438%, due 06/05/31	6/19/2018	433,830	419,934	0.2%
GS Mortgage Securities Trust GSMS (12-GC6-XB), 0.257%, due 01/10/45	2/1/2018	141,354	128,137	0.0%
JPMorgan Chase Commercial Mortgage Securities Trust, (09-IWST-XA), 1.873%, due 12/05/27	3/23/2017	546,547	301,922	0.1%
JPMorgan Chase Commercial Mortgage Securities Trust, (12-HSBC-XA), 1.431%, due 07/05/32	10/11/2017	276,845	232,834	0.1%
Morgan Stanley Capital I Trust (12-C4-XA), 2.271%, due 03/15/45	5/16/2018	361,440	349,755	0.1%
UBS Commercial Mortgage Trust (12-C1-XA) , 2.271%, due 05/10/45	6/27/2017	429,109	372,643	0.1%
WFRBS Commercial Mortgage Trust (12-C8-XA) 1.8514%, due 08/15/45	12/22/2017	319,668	287,525	0.1%

		$3,165,039	$2,598,770	0.9%

Note 10 — Loan Outstanding

The Fund is permitted to have borrowings for investment purposes. The Fund has entered into a line of credit agreement, renewed annually, with The Bank of New York Mellon which permits the Fund to borrow up to $70 million at a rate, per annum, equal to the Federal Funds Rate plus 1.00%. There is also an annual facility fee of $56,000 for the contract period. The Fund did not have any borrowings during the period ended June 30, 2018.

Note 11 — Indemnifications

Under the Fund’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. In addition, the Fund entered into an agreement with each of the Directors which provides that the Fund will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by the Director in any proceeding arising out of or in connection with the Director’s services to the Fund, to the fullest extent permitted by the Fund’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund has not accrued any liability in connection with such indemnification.

TCW Strategic Income Fund, Inc.

Financial Highlights

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net Asset Value Per Share, Beginning of Period	$5.91		$5.81	$5.83	$5.95	$5.82	$5.60

Income from Operations:
Net Investment Income (1)	0.14		0.27	0.26	0.22	0.24	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.08)		0.14	0.00 (2)	(0.13)	0.14	0.30

Total from Investment Operations	0.06		0.41	0.26	0.09	0.38	0.61

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.28)	(0.21)	(0.21)	(0.25)	(0.39)
Distributions from Net Realized Gains	—		(0.03)	(0.07)	—	—	—

Total Distributions	(0.14)		(0.31)	(0.28)	(0.21)	(0.25)	(0.39)

Net Asset Value Per Share, End of Period	$5.83		$5.91	$5.81	$5.83	$5.95	$5.82

Market Value Per Share, End of Period	$5.49		$5.87	$5.33	$5.27	$5.39	$5.34

Net Asset Value Total Return (3)	0.96	% (4)	7.22%	4.49%	1.60%	6.66%	11.19%
Market Price Return (5)	(4.14	)% (4)	16.36%	6.56%	1.83%	5.66%	6.92%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$278,249		$282,034	$277,132	$277,932	$283,835	$277,337
Ratio of Expenses Before Interest Expense to Average Net Assets	0.80	% (6)	0.81%	0.84%	0.87%	0.85%	0.91%
Ratio of Interest Expense to Average Net Assets	0.02	% (6)	0.01%	0.01%	0.01%	0.02%	0.11%
Ratio of Total Expenses to Average Net Assets	0.82	% (6)	0.82%	0.85%	0.88%	0.87%	1.02%
Ratio of Net Investment Income to Average Net Assets	4.81	% (6)	4.47%	4.38%	3.70%	4.05%	5.25%
Portfolio Turnover Rate	15.16	% (4)	32.46%	29.20%	24.81%	12.09%	34.97%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	Based on net asset value per share, adjusted for reinvestment of distributions.
(4)	For the six months ended June 30, 2018 and not indicative of a full year’s results.
(5)	Based on market price per share, adjusted for reinvestment of distributions.
(6)	Annualized.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Fund uses to determine how to vote proxies are available without charge. The Board of the Fund has delegated the Fund’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or

2.	By going to the Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

When the Fund receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Fund’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Fund, must prepare and file Form N-PX with the SEC not later than August 31 of each year, which must include the Fund’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Fund’s proxy voting record for the most recent twelve-month period ended June 30, 2018 is available without charge:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for the Fund’s proxy voting record, it will send the information disclosed in the Fund’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Fund also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 1-(877) 829-4768 to obtain a hard copy. You may also obtain the Fund’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

Corporate Governance Listing Standards

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s Annual CEO Certification certifying compliance with NYSE’s Corporate Governance Listing Standards was submitted to the Exchange on October 19, 2017 as part of its Annual Written Affirmation. Also in accordance with Section 303A.12 of the New York Stock Exchange Listed Company Manual, the Fund submitted an Interim Written Affirmation on March 28, 2018.

TCW Strategic Income Fund, Inc.

Dividend Reinvestment Plan

Shareholders who wish to add to their investment may do so by making an election to participate in the Dividend Reinvestment Plan (the “Plan”). Under the Plan, your dividend is used to purchase shares on the open market whenever shares, including the related sales commission, are selling below the Fund’s per share. You will be charged a pro-rata portion of brokerage commissions on open-market purchases under the Plan. If the market price, including commission, is selling above the NAV, you will receive shares at a price equal to the higher of the NAV per share on the payment date or 95% of the closing market price on the payment date. Generally, for tax purposes, shareholders participating in the Plan will be treated as having received a distribution from the Fund in cash equal to the value of the shares purchased from them under the Plan.

To enroll in the Plan, if your shares are registered in your name, write to Computershare, P.O. Box #505000, Louisville, KY 40233, or call toll free at (866) 227-8179. If your shares are held by a brokerage firm, please call your broker. If you participate in the Plan through a broker, you may not be able to transfer your shares to another broker and continue to participate in the Plan if your new broker does not permit such participation. If you no longer want to participate in the Plan, please contact Computershare or your broker. You may elect to continue to hold shares previously purchased on your behalf or to sell your shares and receive the proceeds, net of any brokerage commissions. If you need additional information or assistance, please call our investor relations department at (877) 829-4768 or visit our website at www.tcw.com. As always, we would be pleased to accommodate your investment needs.

Distribution Policy

The Fund has a net investment income-based distribution policy. The policy is to pay quarterly distributions out of the Fund’s accumulated undistributed net investment income and/or other sources subject to the requirements of the 1940 Act and Sub-chapter M of the Code.

Distribution policies are a matter of Board discretion and may be modified or terminated at any time without prior notice. Any such change or termination may have an adverse effect on the market price for the Fund’s shares.

You should not draw any conclusions about the Fund’s investment performance from the amount of the quarterly distribution or from the terms of the Fund’s distribution policy.

TCW Strategic Income Fund, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 386 3829

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street

Los Angeles, California 90017

TRANSFER AGENT, DIVIDEND REINVESTMENT AND DISBURSEMENT AGENT AND REGISTRAR

Computershare

P.O. Box 50500

Louisville, KY 40233

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

LEGAL COUNSEL

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, California 94111

DIRECTORS

Samuel P. Bell

Director

David S. DeVito

Director, President, and Chief Executive Officer

Patrick C. Haden

Director and Chairman

David B. Lippman

Director

Peter McMillan

Director

Charles A. Parker

Director

Victoria B. Rogers

Director

Andrew Tarica

Director

OFFICERS

Meredith S. Jackson

Senior Vice President, General Counsel and Secretary

Richard M. Villa

Treasurer, and Chief Financial and Accounting Officer

Jeffrey A. Engelsman

Chief Compliance Officer

and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

George N. Winn

Assistant Treasurer

Patrick W. Dennis

Assistant Secretary

TSIart9445      6/30/18

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not required for this filing.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Principal Financial and Accounting Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

(c)	Not required for this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
President and Chief Executive Officer

Date	August 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
President and Chief Executive Officer

Date	August 10, 2018

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa
Treasurer and Principal Financial and Accounting Officer

Date	August 10, 2018